4. COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
4. COMMITMENTS AND CONTINGENCIES

Operating Leases and Long term Contracts

The Company rents office space for its corporate needs. The Company entered into a month-to-month lease agreement in July 2013 to lease 2,000 square feet for an annual rate of $12,000, paid monthly. The Company paid $3,000 for the lease of our corporate offices for the period ended September 30, 2013.

Legal

To the best of the Company’s knowledge and belief, no legal proceedings are currently pending or threatened.